Segment reporting (Details Textual) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2023 INR (₨)		Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)		Mar. 31, 2021 INR (₨)
Disclosure of major customers [line items]
Revenue	₨ 245,879	[1]	$ 2,992	₨ 214,391	[1]	₨ 189,722	[1]
Inter-segment revenues from PSAI to Global Generic	7,577			6,255		6,905
Inter segment revenues from psai To other segment	₨ 128			0		0
Major Customer 1 [Member]
Disclosure of major customers [line items]
Revenue				₨ 20,596		₨ 19,341
Percentage of entity's revenue				10.00%		10.00%
Major Customer 2 [Member]
Disclosure of major customers [line items]
Revenue				₨ 10,339		₨ 9,867
Percentage of entity's revenue				5.00%		5.00%
No Major Customers [Member]
Disclosure of major customers [line items]
Percentage of entity's revenue	10.00%		10.00%

[1]	Revenues for the year ended March 31, 2023 do not include inter-segment revenues from the PSAI segment to the Global Generics segment, which amount to Rs.7,577 (as compared to Rs.6,255 and Rs.6,905 for the years ended March 31, 2022 and 2021, respectively) and from the PSAI segment to the Others segment which amount to Rs.128 (as compared to Rs.0 and Rs.0 for the years ended March 31, 2022 and 2021, respectively).